JEMD
Nuveen Emerging Markets Debt 2022 Target Term Fund
Portfolio of Investments    March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 127.2% (99.5% of Total Investments)
	EMERGING MARKETS DEBT – 69.7% (54.5% of Total Investments)
	Argentina – 2.4%
$7,575	Provincia de Buenos Aires/Government Bonds, 144A	6.500%	2/15/23	D	$2,727,076
	Bahrain – 2.7%
2,950	Bahrain Government International Bond, 144A	6.125%	7/05/22	B+	3,091,205
	Barbados – 5.9%
6,640	Barbados Government International Bond, 144A	6.500%	10/01/29	B-	6,739,092
	Costa Rica – 4.4%
5,000	Costa Rica Government International Bond, 144A, (3)	4.250%	1/26/23	B	4,987,550
	Ecuador – 3.1%
2,205	Ecuador Government International Bond, 144A	0.500%	7/31/30	B-	1,284,435
625	Ecuador Government International Bond, 144A	0.000%	7/31/30	B-	250,171
3,640	Ecuador Government International Bond, 144A	0.500%	7/31/35	B-	1,656,407
853	Ecuador Government International Bond, 144A	0.500%	7/31/40	B-	368,749
7,323	Total Ecuador				3,559,762
	Egypt – 4.1%
3,775	Egypt Government International Bond, 144A	6.125%	1/31/22	B+	3,876,155
725	Egypt Government International Bond, 144A	5.577%	2/21/23	B+	754,116
4,500	Total Egypt				4,630,271
	El Salvador – 5.9%
6,375	El Salvador Government International Bond, 144A, (3)	7.750%	1/24/23	B-	6,661,875
	Ghana – 2.3%
2,500	Ghana Government International Bond, 144A	9.250%	9/15/22	B	2,656,250
	Iraq – 7.4%
8,500	Iraq International Bond, 144A, (3)	6.752%	3/09/23	B-	8,445,430
	Lebanon – 0.9%
5,000	Lebanon Government International Bond	6.000%	1/27/23	D	576,980
4,000	Lebanon Government International Bond	6.400%	5/26/23	D	464,680
9,000	Total Lebanon				1,041,660

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mongolia – 4.2%
$3,000	Mongolia Government International Bond, 144A	5.125%	12/05/22	B	$3,089,934
1,650	Mongolia Government International Bond, 144A	5.625%	5/01/23	B	1,723,969
4,650	Total Mongolia				4,813,903
	Nigeria – 3.1%
3,425	Nigeria Government International Bond, (3)	5.625%	6/27/22	B2	3,532,990
	Rwanda – 7.7%
8,400	Rwanda International Government Bond, 144A, (3)	6.625%	5/02/23	B+	8,773,800
	Sri Lanka – 1.8%
3,000	Sri Lanka Government International Bond, 144A	5.750%	4/18/23	CCC+	2,032,950
	Turkey – 3.0%
2,500	Turkey Government International Bond	3.250%	3/23/23	BB-	2,401,530
1,000	Turkiye Ihracat Kredi Bankasi AS, 144A	4.250%	9/18/22	B+	979,600
3,500	Total Turkey				3,381,130
	Ukraine – 7.1%
7,650	Ukraine Government International Bond, 144A, (3)	7.750%	9/01/22	B	8,057,454
	Zambia – 3.7%
7,500	Zambia Government International Bond, 144A	5.375%	9/20/22	D	4,162,800
$98,488	Total Emerging Markets Debt (cost $100,013,218)				79,295,198

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 56.3% (44.1% of Total Investments)
	Aerospace & Defense – 2.7%
$3,000	Embraer SA	5.150%	6/15/22	BB+	$3,090,030
	Banks – 11.2%
2,000	TC Ziraat Bankasi AS, 144A	5.125%	5/03/22	B+	1,989,740
3,200	Turkiye Is Bankasi AS, 144A	6.000%	10/24/22	B-	3,157,440
2,704	Turkiye Vakiflar Bankasi TAO, 144A	6.000%	11/01/22	B-	2,655,328
700	Turkiye Vakiflar Bankasi TAO, 144A	5.750%	1/30/23	B+	688,905
1,075	Ukreximbank Via Biz Finance PLC, 144A	9.625%	4/27/22	B	1,109,615
3,000	United Bank for Africa PLC, 144A, (3)	7.750%	6/08/22	B	3,101,310
12,679	Total Banks				12,702,338
	Beverages – 0.4%
500	Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A	3.375%	11/01/22	BBB-	501,258
	Capital Markets – 1.4%
1,500	Grupo Aval Ltd, 144A, (3)	4.750%	9/26/22	BBB-	1,565,265

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance – 1.8%
$2,000	DAE Funding LLC, 144A	4.500%	8/01/22	Baa3	$2,012,500
	Electric Utilities – 4.4%
1,500	Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	1,520,265
3,450	Third Pakistan International Sukuk Co Ltd, 144A	5.625%	12/05/22	B-	3,536,250
4,950	Total Electric Utilities				5,056,515
	Food Products – 4.1%
1,800	BRF SA, 144A	3.950%	5/22/23	Ba2	1,860,768
2,700	Kernel Holding SA, 144A	8.750%	1/31/22	BB-	2,820,150
4,500	Total Food Products				4,680,918
	Hotels, Restaurants & Leisure – 0.9%
1,000	Fortune Star BVI Ltd	5.250%	3/23/22	BB	1,007,471
	Independent Power & Renewable Electricity Producers – 2.0%
2,250	Azure Power Energy Ltd, 144A, (3)	5.500%	11/03/22	Ba2	2,295,000
	Metals & Mining – 2.0%
1,569	Petra Diamonds US Treasury PLC, 144A	10.500%	3/08/26	N/R	1,521,930
700	Volcan Cia Minera SAA, 144A	5.375%	2/02/22	BB	715,415
2,269	Total Metals & Mining				2,237,345
	Oil, Gas & Consumable Fuels – 10.7%
7,740	Petroleos Mexicanos	3.500%	1/30/23	BBB	7,836,750
4,200	Sasol Financing International Ltd	4.500%	11/14/22	BB	4,290,300
11,940	Total Oil, Gas & Consumable Fuels				12,127,050
	Pharmaceuticals – 2.2%
2,050	Teva Pharmaceutical Finance Co BV	2.950%	12/18/22	BBB	2,055,125
475	Teva Pharmaceutical Finance Netherlands III BV	2.200%	7/21/21	BBB	474,406
2,525	Total Pharmaceuticals				2,529,531
	Real Estate Management & Development – 4.3%
3,200	China Evergrande Group, Reg S	8.250%	3/23/22	B2	3,057,555
1,750	Country Garden Holdings Co Ltd	4.750%	7/25/22	Baa3	1,783,283
4,950	Total Real Estate Management & Development				4,840,838
	Road & Rail – 6.6%
7,400	Transnet SOC Ltd, 144A, (3)	4.000%	7/26/22	Ba2	7,526,614
	Wireless Telecommunication Services – 1.6%
387	Digicel Group 05 Ltd, 144A, (cash 8.000%, PIK 8.000%)	8.000%	4/01/25	CC	319,526
1,525	MTN Mauritius Investments Ltd, 144A	5.373%	2/13/22	Ba2	1,559,916
1,912	Total Wireless Telecommunication Services				1,879,442
$63,375	Total Corporate Bonds (cost $59,542,414)				64,052,115

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 0.8% (0.6% of Total Investments)
	Metals & Mining – 0.8%
41,708,682	Petra Diamonds, (cash 10.500%, PIK 10.500%), (4)	$839,494
	Total Common Stocks (cost $784,123)	839,494

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.4% (0.3% of Total Investments)
	Wireless Telecommunication Services – 0.4%
$577	Digicel Group 05 Ltd, 144A, (cash 7.000%, PIK 7.000%)	7.000%	N/A (5)	CC	$421,400
$577	Total Convertible Bonds (cost $58,968)				421,400
	Total Long-Term Investments (cost $160,398,723)				144,608,207

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 0.6% (0.5% of Total Investments)
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.6% (0.5% of Total Investments)
$707	Federal Agricultural Mortgage Corp Discount Notes	0.000%	4/01/21	N/R	$706,999
$707	Total Short-Term Investments (cost $707,000)				706,999
	Total Investments (cost $161,105,723) – 127.8%				145,315,206
	Reverse Repurchase Agreements – (28.9)% (6)				(32,854,811)
	Other Assets Less Liabilities – 1.1%				1,245,753
	Net Assets Applicable to Common Shares – 100%				$113,706,148

Summary of Investments in Emerging Markets Countries
South Africa	10.3%
Turkey	8.5%
Ukraine	8.2%
Rwanda	6.0%
Iraq	5.8%
Mexico	5.4%
Barbados	4.6%
El Salvador	4.6%
Nigeria	4.6%
Costa Rica	4.5%
China	4.0%
Brazil	3.4%
Mongolia	3.3%
Egypt	3.2%
Zambia	2.9%
Ecuador	2.5%
Pakistan	2.4%
Bahrain	2.1%
Argentina	1.9%
Ghana	1.8%
India	1.6%
Sri Lanka	1.4%
United Arab Emirates	1.4%
Colombia	1.1%
Lebanon	0.7%
Jamaica	0.5%
Peru	0.5%
Total Emerging Markets Debt	97.2%
Total Developed Markets	2.8%
Total Investments	100.0%

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Emerging Markets Debt	$ —	$79,295,198	$ —	$79,295,198
Corporate Bonds	—	64,052,115	—	64,052,115
Common Stocks	839,494	—	—	839,494
Convertible Bonds	—	421,400	—	421,400
Short-Term Investments:
U.S. Government and Agency Obligations	—	706,999	—	706,999
Total	$839,494	$144,475,712	$ —	$145,315,206

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $48,494,926 have been pledged as collateral for reverse repurchase agreements.
(4)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(5)	Perpetual security. Maturity date is not applicable.
(6)	Reverse Repurchase Agreements as a percentage of Total Investments is 22.6%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.